Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of weighted average remaining lease terms and discount rate
	December 31, 2021	December 31, 2020
weighted average remaining lease term (years)	2.42	1.71
weighted average discount rate	13%	13%

	Year ended December 31, 2021	Year ended December 31, 2020
Components of lease expense:
Operating lease cost	$55	$43

	Year ended December 31, 2021	Year ended December 31, 2020
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$55	$43

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$120	$29

Schedule of maturities of lease liabilities
2022	$69
2023	$59
2024	$20
Total operating lease payments	$148
Less: imputed interest	$(24)
Present value of lease liability	$124